Supplementry Financial Statement Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementry Financial Statement Information (Details) [Line Items]
Percentage of revenues allocation	97.00%
Revenue recognized deferred revenue	$ 175	$ 939
Deferred revenue	$ 387
Write down		$ 704	$ 314
Share option and warrants exercisable (in Shares)	644,864
Share options that are in the money (in Shares)	11,539
Unvested Restricted shares [Member]
Supplementry Financial Statement Information (Details) [Line Items]
Unvested restricted shares (in Shares)	3,080